Unaudited interim condensed consolidated statement of profit or loss - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Continuing operations
Revenue from services rendered	R$ 708,997	R$ 671,405
Cost of services	(495,026)	(478,174)
Gross profit	213,971	193,231
Operating expenses, net
General and administrative expenses	(161,969)	(169,196)
Selling expenses, net	(10,064)	6,336
Share of (loss) profit of an associate	(579)	2,338
Other operating income, net	8,718	11,768
Operating expenses, net	(163,894)	(148,754)
(Loss) profit before finance income and costs	50,077	44,477
Finance expenses	(139,480)	(324,152)
Finance income	67,035	5,770
(Loss) profit before income and social contribution taxes	(22,368)	(273,905)
Current income and social contribution taxes	(26,390)	(4,279)
Deferred income and social contribution taxes	(84,527)	381,558
(Loss) profit for the period from continuing operations	(133,285)	103,374
Discontinued operations
Profit after income and social contribution taxes from discontinued operations	13,675	1,935
(Loss) profit for the period	(119,610)	105,309
Attributable to:
Non-controlling interests	(2,335)	282
Equity holders of the parent	R$ (117,275)	R$ 105,027
(Loss) profit per share:
Basic and diluted (loss) profit for the period attributable to equity holders of the parent (in Reais)	R$ (2.5698)	R$ 2.3014
Basic and diluted (loss) profit from continuing operations attributable to equity holders of the parent (in Reais)	R$ (2.7430)	R$ 2.1274